CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 83,130	$ 38,386
Restricted cash transferable to customers for processing activity	60,299	49,858
Short-term bank deposits	9,327	1,269
Receivables in respect of processing activity	45,071	43,261
Trade receivable, net	55,694	41,300
Inventory	19,768	20,563
Other current assets	14,368	8,772
Total current assets	287,657	203,409
NON-CURRENT ASSETS:
Long-term bank deposits	2,155	2,304
Other long-term assets	4,253	5,883
Investment in associates	3,754	5,024
Right-of-use assets, net	6,292	5,341
Property and equipment, net	11,112	5,487
Goodwill and intangible assets, net	117,670	96,411
Total non-current assets	145,236	120,450
TOTAL ASSETS	432,893	323,859
CURRENT LIABILITIES:
Short-term bank credit and short term loan	25,276	47,477
Current maturities of long-term bank loans	3,978	1,101
Current maturities of other long-term liabilities	1,353	5,422
Current maturities of leases liabilities	2,967	2,145
Payables in respect of processing activity	130,958	104,523
Trade payables	21,059	17,464
Other payables	33,887	25,650
Total current liabilities	219,478	203,782
NON-CURRENT LIABILITIES:
Long-term bank loans	18,605	327
Other long-term liabilities	20,716	14,476
Post-employment benefit obligations, net	497	427
Lease liabilities	4,078	4,149
Deferred income taxes	4,274	3,108
Total non-current liabilities	48,170	22,487
TOTAL LIABILITIES	267,648	226,269
Shareholders Equity:
Share capital	9	8
Additional paid in capital	220,715	153,524
Capital reserves	7,832	9,643
Accumulated deficit	(63,311)	(65,585)
TOTAL EQUITY	165,245	97,590
TOTAL LIABILITIES AND EQUITY	$ 432,893	$ 323,859